Related party transactions - Related Party Balances (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Accounts receivable, related parties	$ 49.1	$ 5.8
Accounts payable, related parties	17.0	13.0
Majority Shareholder
Related Party Transaction [Line Items]
Accounts receivable, related parties	0	0.1
Accounts payable, related parties	9.0	0
US $85 Million Unsecured Revolving Shareholder Loan | Revolving Credit Facility | Majority Shareholder
Related Party Transaction [Line Items]
Notes payable, related parties	0	5.0
Loans Payable | US $600 Million Unsecured Bond | Majority Shareholder
Related Party Transaction [Line Items]
Notes payable, related parties	186.7	0
Loans Payable | NOK1,500 Million Floating Interest Rate Bond | Majority Shareholder
Related Party Transaction [Line Items]
Notes payable, related parties	11.0	0
Loans Payable | US $500 Million Fixed Interest Bond | Majority Shareholder
Related Party Transaction [Line Items]
Notes payable, related parties	0	500.0
Seadrill Offshore AS | Affiliated Entity
Related Party Transaction [Line Items]
Accounts receivable, related parties	32.3	4.5
Seadrill Management AS | Affiliated Entity
Related Party Transaction [Line Items]
Accounts receivable, related parties	2.3	1.2
Accounts payable, related parties	0	0
Seadrill Insurance Ltd. [Member] | Affiliated Entity
Related Party Transaction [Line Items]
Accounts receivable, related parties	0.2	0
Seadrill UK Ltd | Affiliated Entity
Related Party Transaction [Line Items]
Accounts payable, related parties	0	3.8
Seadrill Management UK Ltd | Affiliated Entity
Related Party Transaction [Line Items]
Accounts payable, related parties	2.6	2.9
Seven Drilling ASA [Member] | Affiliated Entity
Related Party Transaction [Line Items]
Accounts payable, related parties	1.6	0
Seadril Deepwater Crewing Ltd | Affiliated Entity
Related Party Transaction [Line Items]
Accounts payable, related parties	0	0
Seadrill Deepwater Units Pte Ltd | Affiliated Entity
Related Party Transaction [Line Items]
Accounts payable, related parties	3.8	6.1
Seadrill Eminence Ltd | Affiliated Entity
Related Party Transaction [Line Items]
Accounts payable, related parties	0	0
Other Seadrill Subsidiaries | Affiliated Entity
Related Party Transaction [Line Items]
Accounts payable, related parties	0	0.2
Ship Finance | Affiliated Entity
Related Party Transaction [Line Items]
Accounts receivable, related parties	14.3	0
Ship Finance | Loans Payable | US $195 Million Loan | Affiliated Entity
Related Party Transaction [Line Items]
Notes payable, related parties	$ 125.0	$ 195.0